Workforce reduction - Schedule of Restructuring Cost (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Research and development	$ 38,397	$ 57,307	$ 48,855
Sales and marketing	70,044	96,232	89,482
General and administrative	43,498	45,231	$ 40,515
Restructuring Cost [Member]
Restructuring Cost and Reserve [Line Items]
Cost of revenue	579	129
Research and development	2,107	739
Sales and marketing	2,149	1,294
General and administrative	720	370
Restructuring Costs, Total	$ 5,555	$ 2,532